UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 3006

John Hancock Bond Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Alfred P. Ouellette, Senior Counsel and Assistant Secretary

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4324

Date of fiscal year end:	May 31

Date of reporting period:	August 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

MUTUAL FUNDS

John Hancock Investment Grade Bond Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 48.26%					$57,879,304

(Cost $59,491,952)

Airlines 0.44%					527,459

Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A	6.545%	02-02-19	A-	$112	112,206
Delta Airlines, Inc.,
Sr Pass Thru Ctf Ser 02-1	6.417	07-02-12	AAA	405	415,253

Asset Management & Custody Banks 0.90%					1,075,579

Rabobank Capital Fund II,
Perpetual Bond (5.260% to
12-31-13 then variable) (S)	5.260	12-29-49	AA	1,130	1,075,579

Broadcasting & Cable TV 0.70%					838,931

Comcast Cable Communications Holdings,
Inc.,
Gtd Note	8.375	03-15-13	BBB+	750	838,931

Casinos & Gaming 0.81%					971,360

Harrah's Operating Co., Inc.,
Gtd Sr Note	5.500	07-01-10	BB	525	493,500
Mashantucket West Pequot,
Bond (S)	5.912	09-01-21	BBB-	175	165,963
Seminole Tribe of Florida,
Bond (S)	6.535	10-01-20	BBB-	315	311,897

Consumer Finance 0.95%					1,141,099

Ford Motor Credit Co.,
Note	7.375	10-28-09	B	705	667,118
HSBC Finance Capital Trust IX,
Note (5.911% to 11-30-15 then
variable)	5.911	11-30-35	A	500	473,981

Diversified Banks 1.54%					1,845,612

Banco Mercantil del Norte SA,
Sub Note (Mexico) (F)(S)	6.862	10-13-21	Baa2	330	339,840
Chuo Mitsui Trust & Banking Co., Ltd.,
Perpetual Sub Note (5.506% to
4-15-15 then variable)
(Japan) (F)(S)	5.506	12-15-49	Baa1	370	351,523
Jeffries Group, Inc.,
Sr Note	6.450	06-08-27	BBB+	145	136,366
Lloyds TSB Group Plc,
Bond (6.267% to 11-30-16 then
variable) (United Kingdom)
(F)(S)	6.267	11-30-49	A	360	332,154

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Silicon Valley Bank,
Sub Note	6.050	06-01-17	BBB	295	292,182
Societe Generale,
Sub Note (5.922% to 4-15-17
then variable) (France) (F)(S)	5.922	04-05-49	A+	220	210,377
Standard Chartered Plc,
Bond (7.014% to 7-30-37 then
variable) (Great Britain)
(F)(S)	7.014	07-30-49	BBB+	200	183,170

Diversified Commercial & Professional Services 0.43%					521,077

Hutchison Whampoa International Ltd.,
Gtd Sr Note (Cayman
Islands) (F)(S)	6.500	02-13-13	A-	500	521,077

Diversified Financial Services 0.84%					1,006,517

Comerica Capital Trust II,
Gtd Bond (6.576% to 2-20-32
then variable)	6.576	02-20-37	BBB+	170	150,464
Huntington Capital III,
Gtd Sub Bond (6.650% to
5-15-17 then variable)	6.650	05-15-37	BBB-	290	268,636
QBE Capital Funding II LP,
Gtd Sub Bond (6.797% to
6-1-17 then variable)
(Australia) (F)(S)	6.797	06-01-49	BBB	340	321,603
SMFG Preferred Capital,
Bond (6.078% to 1-25-17 then
variable) (S)	6.078	01-25-49	BBB	285	265,814

Drug Retail 0.22%					268,766

CVS Caremark Corp.,
Sr Note	5.750	06-01-17	BBB+	275	268,766

Electric Utilities 3.39%					4,065,912

Abu Dhabi National Energy Co.,
Bond (United Arab
Emirates) (F)(S)	6.500	10-27-36	A+	465	459,619
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond	9.000	06-01-17	BBB-	1,000	1,133,960
BVPS II Funding Corp.,
Collateralized Lease Bond	8.330	12-01-07	BBB-	131	132,579
FPL Energy National Wind,
Sr Sec Note (S)	5.608	03-10-24	BBB-	232	229,644
HQI Transelect Chile SA,
Sr Note (Chile) (F)	7.875	04-15-11	BBB-	800	853,839
Monterrey Power SA de CV,
Sr Sec Bond (Mexico) (F)(S)	9.625	11-15-09	BBB	388	422,335
Pepco Holdings, Inc.,
Note	6.450	08-15-12	BBB-	325	337,349
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond	8.090	01-02-17	BBB-	482	496,587

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Electronic Equipment Manufacturers 0.41%					496,041

Thomas & Betts Corp.,
Sr Note	7.250	06-01-13	BBB-	480	496,041

Food Distributors 0.07%					81,706

Kroger Co. (The),
Gtd Sr Note	6.400	08-15-17	BBB-	80	81,706

Insurance Brokers 0.13%					150,205

Progressive Corp. (The),
Jr Sub Deb (6.700% to 6-15-17
then variable)	6.700	06-15-37	A-	155	150,205

Integrated Oil & Gas 0.34%					411,937

Pemex Project Funding Master Trust,
Gtd Note	9.125	10-13-10	BBB	375	411,937

Integrated Telecommunication Services 1.42%					1,701,261

AT&T, Inc.,
Note	6.500	09-01-37	A	300	300,429
BellSouth Corp.,
Bond	6.550	06-15-34	A	250	252,211
Deb	6.300	12-15-15	A	429	442,226
Qwest Corp.,
Sr Note	7.875	09-01-11	BBB-	210	219,712
Sprint Capital Corp.,
Sr Gtd Note	6.875	11-15-28	BBB+	500	486,683

Investment Banking & Brokerage 0.97%					1,166,623

BNP Paribas,
Jr Sub Note (7.195% to
6-25-37 then variable)
(France) (F)(S)	7.195	06-29-49	AA-	135	133,445
Merna Reinsurance Ltd.,
Sec Sub Note Ser B
(Bermuda) (F)(P)	7.110	07-07-10	A2	260	260,000
Merrill Lynch & Co., Inc.,
Sr Note	6.400	08-28-17	AA-	310	315,943
Mizuho Finance,
Gtd Sub Bond (Cayman
Islands) (F)	8.375	12-29-49	A2	440	457,235

Life & Health Insurance 0.09%					113,765

Lincoln National Corp.,
Jr Sub Bond (6.050% to
4-20-17 then variable)	6.050	04-20-17	A-	120	113,765

Multi-Line Insurance 0.96%					1,152,107

Axa SA,
Perpetual Sub Note (6.379% to
12-14-36 then variable)
(France) (F)(S)	6.379	12-14-36	BBB	270	243,394

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Genworth Financial, Inc.,
Jr Sub Note (6.150% to
11-15-16 then variable)	6.150	11-15-66	BBB+	210	193,438
Horace Mann Educators Corp.,
Sr Note	6.850	04-15-16	BBB	205	211,973
Liberty Mutual Group,
Bond (S)	7.500	08-15-36	BBB	520	503,302

Multi-Media 0.62%					742,452

News America Holdings,
Deb	9.500	07-15-24	BBB	600	742,452

Multi-Utilities 0.44%					529,063

Salton Sea Funding Corp.,
Sr Sec Note Ser C	7.840	05-30-10	BBB-	515	529,063

Office Services & Supplies 0.29%					344,757

Xerox Corp.,
Sr Note	6.750	02-01-17	BB+	335	344,757

Oil & Gas Refining & Marketing 0.44%					526,907

Premcor Refining Group, Inc. (The),
Gtd Sr Note	9.500	02-01-13	BBB	205	216,438
Gtd Sr Note	6.750	05-01-14	BBB	300	310,469

Oil & Gas Storage & Transportation 0.58%					696,266

Buckeye Partners LP,
Bond	5.125	07-01-17	BBB	165	152,886
Energy Transfer Partners LP,
Gtd Sr Note	5.950	02-01-15	Baa3	300	293,365
NiSource Finance Corp.,
Sr Note	6.400	03-15-18	BBB	250	250,015

Paper Products 0.17%					207,233

Plum Creek Timber Co., Inc.,
Gtd Note	5.875	11-15-15	BBB-	210	207,233

Property & Casualty Insurance 0.49%					582,885

Chubb Corp. (The),
Jr Sub Sec Note (6.375% to
4-15-17 then variable)	6.375	03-29-67	BBB+	240	235,476
Ohio Casualty Corp.,
Sr Note	7.300	06-15-14	BBB-	320	347,409

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Real Estate Management & Development 1.21%					1,447,578

Chelsea Property Group,
Note	6.000	01-15-13	A-	385	395,927
Health Care REIT, Inc.,
Sr Note	6.200	06-01-16	BBB-	245	240,766
Nationwide Health Properties, Inc.,
Note	6.500	07-15-11	BBB-	230	239,138
Post Apartment Homes,
Sr Note	5.125	10-12-11	BBB	585	571,747

Regional Banks 0.68%					809,670

HSBC Capital Funding LP,
Perpetual Note (9.547% to
6-30-10 then variable)
(Channel Islands) (F)(S)	9.547	12-29-49	A	500	553,729
SunTrust Capital VIII,
Bond (6.100% to 12-15-36 then
variable)	6.100	12-01-66	A-	295	255,941

Specialized Finance 0.24%					285,243

USB Realty Corp.,
Perpetual Bond (6.091% to
1-15-12 then variable) (S)	6.091	12-22-49	A+	300	285,243

Thrifts & Mortgage Finance 27.36%					32,815,100

American Home Mortgage Assets,
Mtg Pass Thru Ctf Ser 2006-6
Class XP IO	Zero	12-25-46	AAA	6,843	342,152
American Tower Trust,
Mtg Pass Thru Ctf Ser 2007-1A
Class D (S)	5.957	04-15-37	BBB	420	408,908
Banc of America Commercial Mortgage,
Inc.,
Mtg Pass Thru Ctf Ser 2005-4
Class A5A	4.933	07-10-45	AAA	1,500	1,437,477
Mtg Pass Thru Ctf Ser 2005-6
Class A4 (P)	5.353	09-10-47	AAA	560	548,691
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.889	07-10-44	AAA	700	710,654
Banc of America Funding Corp.,
Mtg Pass Thru Ctf Ser 2006-B
Class 6A1 (P)	5.881	03-20-36	AAA	620	621,675
Bear Stearns Alt-A Trust,
Mtg Pass Thru Ctf Ser 2006-1
Class 23A1 (P)	5.623	02-25-36	AAA	567	563,972
Bear Stearns Commercial Mortgage
Securities, Inc.,
Mtg Pass Thru Ctf
Ser 2002-T0P8 Class A2	4.830	08-15-38	AAA	790	764,490
Mtg Pass Thru Ctf
Ser 2003-T10 Class A2	4.740	03-13-40	AAA	680	654,777
Mtg Pass Thru Ctf
Ser 2006-PW14 Class D	5.412	12-01-38	A	320	282,071

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Chaseflex Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class 4A1	5.000	05-25-20	AAA	676	655,055
Citigroup Mortgage Loan Trust, Inc.,
Mtg Pass Thru Ctf Ser 2005-10
Class 1A5A (P)	5.845	12-25-35	AAA	490	490,146
Mtg Pass Thru Ctf Ser 2005-5
Class 2A3	5.000	08-25-35	AAA	329	319,851
Citigroup/Deutsche Bank Commercial
Mortgage Trust,
Mtg Pass Thru Ctf
Ser 2005-CD1 Class C (P)	5.400	07-15-44	AA	185	170,906
Commercial Mortgage,
Mtg Pass Thru Ctf Ser 2006-C7
Class A3 (S)	5.707	06-10-46	AAA	500	504,306
Contrywide Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-59
Class 2X IO (P)	1.598	11-20-35	AAA	3,999	139,337
Mtg Pass Thru Ctf
Ser 2006-0A10 Class XPP IO (P)	1.950	08-25-46	AAA	2,671	104,328
Mtg Pass Thru Ctf
Ser 2006-0A8 Class X IO (P)	6.005	07-25-46	AAA	5,075	191,099
Mtg Pass Thru Ctf
Ser 2006-0A12 Class X IO (P)	2.404	09-20-46	AAA	9,554	444,842
Mtg Pass Thru Ctf
Ser 2007-0A8 Class X IO	2.000	06-25-47	AAA	3,544	159,491
Crown Castle Towers LLC,
Mtg Pass Thru Ctf Ser 2006-1A
Class E (S)	6.065	11-15-36	Baa3	375	367,616
CS First Boston Mortgage Securities
Corp.,
Mtg Pass Thru Ctf
Ser 2003-CPN1 Class A2	4.597	03-15-35	AAA	1,005	963,154
DB Master Finance LLC,
Mtg Pass Thru Ctf Ser 2006-1
Class A2 (S)	5.779	06-20-31	AAA	515	518,333
Dominos Pizza Master Issuer LLC,
Mtg Pass Thru Ctf Ser 2007-1
Class A2 (S)	5.261	04-25-37	AAA	495	482,368
First Horizon Alternative Mortgage
Securities,
Mtg Pass Thru Ctf
Ser 2004-AA5 Class B1 (P)	5.215	12-25-34	AA	873	857,456
Mtg Pass Thru Ctf
Ser 2006-AA2 Class B1 (G)(P)	6.186	05-25-36	AA	185	188,612
Global Signal Trust,
Sub Bond Ser 2004-2A
Class D (S)	5.093	12-15-14	Baa2	265	258,086
Sub Bond Ser 2006-1
Class E (S)	6.495	02-15-36	Baa3	235	233,907
GMAC Commercial Mortgage Securities,
Inc.,
Mtg Pass Thru Ctf Ser 2002-C1
Class A1	5.785	11-15-39	AAA	1,074	1,077,005

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Mtg Pass Thru Ctf Ser 2003-C2
Class B (P)	5.491	05-10-40	AAA	955	954,648
GMAC Mortgage Corporation Loan Trust,
Mtg Pass Thru Ctf
Ser 2006-AR1 Class 2A1 (P)	5.651	04-19-36	AAA	367	365,851
Greenwich Capital Commercial Funding
Corp.,
Mtg Pass Thru Ctf
Ser 2005-GG5 Class A2	5.117	04-10-37	AAA	765	760,151
Mtg Pass Thru Ctf
Ser 2007-GG9 Class C	5.554	03-10-39	AA	230	212,462
Mtg Pass Thru Ctf
Ser 2007-GG9 Class F	5.633	03-10-39	A	130	115,841
GS Mortgage Securities Corp. II,
Mtg Pass Thru Ctf
Ser 2006-GG8 Class A2	5.479	11-10-39	Aaa	785	785,178
GSR Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2004-9
Class B1 (G)(P)	5.406	08-25-34	AA	394	391,989
Mtg Pass Thru Ctf
Ser 2006-AR1 Class 3A1 (P)	5.392	01-25-36	AAA	908	898,384
Indymac Index Mortgage Loan Trust,
Mtg Pass Thru Ctf
Ser 2005-AR5 Class B1 (P)	5.384	05-25-35	AA	341	343,153
Mtg Pass Thru Ctf
Ser 2004-AR13 Class B1	5.296	01-25-35	AA	255	257,119
Mtg Pass Thru Ctf
Ser 2005-AR18 Class 1X IO (P)	Zero	10-25-36	AAA	8,520	243,617
Mtg Pass Thru Ctf
Ser 2006-AR19 Class 1B1 (P)	6.416	08-25-36	AA	234	240,968
JP Morgan Chase Commercial Mortgage
Security Corp.,
Mtg Pass Thru Ctf
Ser 2005-LDP3 Class A4B	4.996	08-15-42	AAA	1,000	960,358
Mtg Pass Thru Ctf
Ser 2005-LDP4 Class B	5.129	10-15-42	Aa2	1,000	914,269
JP Morgan Commercial Mortgage Finance
Corp.,
Mtg Pass Thru Ctf Ser 1997-C5
Class D	7.351	09-15-29	AA+	257	262,070
JP Morgan Mortgage Trust,
Mtg Pass Thru Ctf Ser 2005-S2
Class 2A16	6.500	09-25-35	AAA	484	489,589
Mtg Pass Thru Ctf Ser 2005-S3
Class 2A2	5.500	01-25-21	AAA	526	519,048
Mtg Pass Thru Ctf Ser 2006-A7
Class 2A5 (P)	5.830	01-25-37	Aa1	663	664,372
Merrill Lynch/Countrywide Commercial Mtg
Trust,
Mtg Pass Thru Ctf Ser 2006-2
Class A4 (P)	6.105	06-12-46	AAA	735	750,284
Mtg Pass Thru Ctf Ser 2006-3
Class A4	5.414	07-12-46	AAA	510	500,804

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Morgan Stanley Capital I,
Mtg Pass Thru Ctf
Ser 2005-HQ7 Class A4 (P)	5.374	11-14-42	AAA	520	509,409
Mtg Pass Thru Ctf
Ser 2005-IQ10 Class A4A (L)	5.230	09-15-42	AAA	755	737,840
Mtg Pass Thru Ctf
Ser 2006-IQ12 Class E	5.538	12-15-43	A+	310	278,922
Provident Funding Mortgage Loan Trust,
Mtg Pass Thru Ctf Ser 2005-1
Class B1 (P)	4.348	05-25-35	AA	212	207,268
Renaissance Home Equity Loan Trust,
Mtg Pass Thru Ctf Ser 2005-2
Class AF3	4.499	08-25-35	AAA	440	434,715
Mtg Pass Thru Ctf Ser 2005-2
Class AF4	4.934	08-25-35	AAA	420	408,590
Residential Accredit Loans, Inc.,
Mtg Pass Thru Ctf
Ser 2005-QA12 Class NB5 (P)	5.962	12-25-35	AAA	445	445,438
Residential Asset Securitization Trust,
Mtg Pass Thru Ctf
Ser 2006-A7CB Class 2A1	6.500	07-25-36	AAA	584	589,354
SBA CMBS Trust,
Sub Bond Ser 2005-1A
Class D (S)	6.219	11-15-35	Baa2	200	201,000
Sub Bond Ser 2005-1A
Class E (S)	6.706	11-15-35	Baa3	110	109,777
Sub Bond Ser 2006-1A
Class E (S)	6.174	11-15-36	Baa3	665	649,589
Washington Mutual Alternative Loan Trust,
Mtg Pass Thru Ctf Ser 2005-6
Class 1CB	6.500	08-25-35	AAA	325	326,804
Washington Mutual, Inc.,
Mtg Pass Thru Ctf
Ser 2005-AR4 Class B1 (P)	Zero	04-25-35	AA	963	930,615
Mtg Pass Thru Ctf
Ser 2007-0A4 Class XPPP IO	Zero	04-25-47	Aaa	9,463	162,484
Mtg Pass Thru Ctf
Ser 2007-0A5 Class 1XPP IO	Zero	06-25-47	Aaa	22,278	274,577
Mtg Pass Thru Ctf
Ser 2007-0A6 Class 1XPP IO	Zero	07-25-47	Aaa	12,780	153,354
Mtg Pass Thru Ctf Ser 2007-1
Class B1	6.205	02-25-37	AA	276	255,141
Wells Fargo Mortgage Backed Securites
Trust,
Mtg Pass Thru Ctf Ser 2004-7
Class 2A2	5.000	07-25-19	AAA	365	355,142
Mtg Pass Thru Ctf
Ser 2006-AR15 Class A3 (P)	5.660	10-25-36	Aaa	695	694,161

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Wireless Telecommunication Services 1.13%					1,356,193

America Movil SA de CV,
Sr Note (Mexico) (F)	5.750	01-15-15	BBB+	250	248,425
Crown Castle Towers LLC,
Sub Bond Ser 2005-1A Class D	5.612	06-15-35	Baa2	765	752,836
SK Telecom Co. Ltd.,
Bond (S)	6.625	07-20-27	A	335	354,932

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 47.88%					$57,416,612

(Cost $57,409,128)

Government U.S. 11.04%					13,236,507

United States Treasury,
Bond (L)	10.375%	11-15-12	AAA	$3,000	3,036,093
Bond (L)	4.750	02-15-37	AAA	425	419,223
Bond (L)	4.500	02-15-36	AAA	170	161,141
Note (L)	4.500	05-15-17	AAA	5,710	5,685,910
Note (L)	4.875	06-30-12	AAA	750	769,805
Note (L)	4.250	11-15-13	AAA	3,175	3,164,335

Government U.S. Agency 36.84%					44,180,105

Federal Home Loan Bank,
Bond	5.500	08-13-14	AAA	1,345	1,388,161
Federal Home Loan Mortgage Corp.,
30 Yr Adj Rate Pass Thru
Ctf (P)	5.616	04-01-37	AAA	746	742,850
30 Yr Adj Rate Pass Thru
Ctf (P)	5.277	12-01-35	AAA	1,124	1,098,036
30 Yr Adj Rate Pass Thru
Ctf (P)	5.157	11-01-35	AAA	1,213	1,186,094
30 Yr Adj Rate Pass Thru
Ctf (P)	5.074	12-01-35	AAA	2,154	2,088,215
CMO REMIC 2489-PE	6.000	08-15-32	AAA	1,871	1,891,860
CMO REMIC 2640-WA	3.500	03-15-33	AAA	1,457	1,405,702
CMO REMIC 3174-CB	5.500	02-15-31	AAA	630	630,296
CMO REMIC 3294-NB	5.500	12-15-29	AAA	710	704,937
CMO REMIC 3320-PB	5.500	11-15-31	AAA	535	532,667
Note	5.500	03-22-22	AAA	1,150	1,144,965
Note	4.500	01-15-15	AAA	445	432,440
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	1,502	1,493,810
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	795	777,615
30 Yr Adj Rate Pass Thru
Ctf (P)	6.143	03-01-14	AAA	4	3,562
30 Yr Adj Rate Pass Thru
Ctf (P)	6.143	06-01-14	AAA	13	12,664
30 Yr Adj Rate Pass Thru
Ctf (P)	5.493	03-01-37	AAA	467	464,181

John Hancock
Investment Grade Bond Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	303	307,219
30 Yr Pass Thru Ctf	6.500	09-01-36	AAA	1,393	1,413,877
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	2,109	2,140,424
30 Yr Pass Thru Ctf (M)	6.000	09-15-34	AAA	3,000	2,996,250
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	2,152	2,510,346
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	2,295	2,293,053
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	1,863	1,860,838
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	1,216	1,188,684
30 Yr Pass Thru Ctf	5.500	02-01-36	AAA	2,480	2,424,212
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	1,904	1,859,773
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	2,587	2,526,391
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	2,366	2,256,585
30 Yr Pass Thru Ctf	5.000	08-01-35	AAA	871	829,035
CMO REMIC 2003-49-JE	3.000	04-25-33	AAA	673	596,700
CMO REMIC 2003-58-AD	3.250	07-25-33	AAA	472	427,785
CMO REMIC 2006-64-PC	5.500	10-25-34	AAA	600	583,486
CMO REMIC 2006-67-PD	5.500	12-25-34	AAA	665	646,236
Note (L)	5.125	04-15-11	AAA	1,190	1,205,000
Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	111	116,156

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Short-term investments	18.56%				$22,258,141

(Cost $22,258,141)

Joint Repurchase Agreement 5.63%					6,749,000

Joint Repurchase Agreement with Barclays
Plc dated 8-31-07 at 5.100% to be
repurchased at $6,752,824 on 9-4-07,
collateralized by $6,725,997 of U.S.
Treasury Inflation Indexed Note, 2.000%,
due 1-15-16 (valued at $6,883,980,
including interest)	5.100%			$6,749	6,749,000

				Shares

Cash Equivalents 12.93%					15,509,141

John Hancock Cash Investment Trust (T)(W)				15,509,141	15,509,141

Total investments (Cost $139,159,221) 114.70%					$137,554,057

Other assets and liabilities, net (14.70%)					($17,625,172)

Total net assets 100.00%					$119,928,885

The percentage shown for each investment
category is the total value of that category as a
percentage of the net assets of the Fund.

John Hancock
Investment Grade Bond Fund
Financial futures contracts
August 31, 2007 (unaudited)

	Number of			Appreciation
Open contracts	contracts	Position	Expiration	(depreciation)

U.S. 10-year Treasury Note	20	Long	Dec 07	($921)

Financial futures contracts

John Hancock
Investment Grade Bond Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

IO Interest Only (carries notional principal amount).

REIT Real Estate Investment Trust.

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(L) All or a portion of this security is on loan as of August 31, 2007.

(M) This securiy having an aggregate value of $2,996,250, or 2.50% of the Fund's net assets, has been purchased as a forward commitment - that is, the Fund has agreed on trade date to take delivery of and to make payment for this security on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of this security is fixed at trade date, although the Fund does not earn any interest on this until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitment. Accordingly, the market value of $3,174,550 of Federal National Mortgage Assn., 5.500%, 2-1-36 and Federal National Mortgage Assn., 5.500%, 5-1-37 have been segregated to cover the forward commitment.

(P) Represents rate in effect on August 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $10,998,530, or 9.17% of the Fund's net assets, as of August 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on August 31, 2007, including short-term investments, was $139,159,221. Gross unrealized appreciation and depreciation of investments aggregated $624,524 and $2,229,688 respectively, resulting in net unrealized depreciation of $1,605,164.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Futures

The Fund may purchase and sell financial futures contracts and options on those contracts. The Fund invests in contracts based on financial instruments such as U.S. Treasury Bonds or Notes or on securities indices such as the Standard & Poor’s 500 Index, in order to hedge against a decline in the value of securities owned by the Fund.

Initial margin deposits required upon entering into futures contracts are satisfied by the delivery of specific securities or cash as collateral to the broker (the Funds’ agent in acquiring the futures position). If the position is closed out by taking an opposite position prior to the settlement date of the futures contract, a final determination of variation margin is made, cash is required to be paid to or released by the broker and the Fund realizes a gain or loss.

When the Fund sells a futures contract based on a financial instrument, the Fund becomes obligated to deliver that kind of instrument at an agreed upon date for a specified price. The Fund realizes a gain or loss depending on whether the price of an offsetting purchase is less or more than the price of the initial sale or on whether the price of an offsetting sale is more or less than the price of the initial purchase. The Fund could be exposed to risks if it could not close out futures positions because of an illiquid secondary market or the inability of counterparties to meet the terms of their contracts. Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock Investment Grade Bond Fund.

550Q1 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock Government Income Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
Government Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 0.47%					$1,650,191

(Cost $1,644,008)

Thrifts & Mortgage Finance 0.47%					1,650,191

Residential Asset Securitization Trust,
Mtg Pass Thru Ctf Ser 2006-A7CB Class 2A1	6.500%	07-25-36	AAA	$1,635	1,650,191

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
U.S. government and agencies securities 92.77%					$323,472,476

(Cost $323,361,530)

Government U.S. 15.75%					54,920,695

United States Treasury,
Bond (L)	9.000%	11-15-18	AAA	5,000	6,852,735
Bond (L)	8.750	08-15-20	AAA	6,065	8,354,064
Note (L)	10.375	11-15-12	AAA	$10,000	10,120,310
Note (L)	4.875	06-30-12	AAA	1,500	1,539,609
Note (L)	4.500	05-15-17	AAA	7,500	7,468,357
Note (L)	4.250	11-15-13	AAA	20,655	20,585,620

John Hancock
Government Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Government U.S. Agency 77.02%					268,551,781

Federal Home Loan Mortgage Corp.,
15 Yr Pass Thru Ctf	7.500	11-01-12	AAA	342	354,718
15 Yr Pass Thru Ctf	5.500	10-01-19	AAA	1,098	1,092,612
30 Yr Adj Rate Pass Thru Ctf (P)	5.157	11-01-35	AAA	3,310	3,235,940
30 Yr Pass Thru Ctf	9.500	08-01-16	AAA	484	523,883
30 Yr Pass Thru Ctf	6.500	08-01-37	AAA	4,195	4,257,903
30 Yr Pass Thru Ctf	6.000	12-01-35	AAA	623	622,394
30 Yr Pass Thru Ctf	6.000	12-01-36	AAA	10,250	10,241,304
30 Yr Pass Thru Ctf	6.000	07-01-37	AAA	3,442	3,438,071
30 Yr Pass Thru Ctf	5.720	06-01-37	AAA	17,925	17,915,389
30 Yr Pass Thru Ctf	5.500	08-20-12	AAA	10,000	10,308,480
CMO REMIC 2489-PE	6.000	08-15-32	AAA	5,000	5,055,342
CMO REMIC 3174-CB	5.500	02-15-31	AAA	2,275	2,276,070
CMO-REMIC Ser 3294-NB	5.500	12-15-29	AAA	2,575	2,556,638
CMO-REMIC Ser 3320-PB	5.500	11-15-31	AAA	3,605	3,589,281
Note	6.000	08-01-37	AAA	7,972	7,963,446
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf	9.000	02-01-10	AAA	22	22,750
15 Yr Pass Thru Ctf	7.500	01-01-15	AAA	259	268,791
15 Yr Pass Thru Ctf	5.500	11-01-20	AAA	7,393	7,352,943
15 Yr Pass Thru Ctf	5.000	09-01-19	AAA	6,448	6,307,088
15 Yr Pass Thru Ctf	5.000	08-01-20	AAA	2,182	2,134,728
30 Yr Pass Thru Ctf	8.500	09-01-24	AAA	20	21,521
30 Yr Pass Thru Ctf	8.500	10-01-24	AAA	243	260,242
30 Yr Pass Thru Ctf	6.500	09-15-34	AAA	12,000	12,180,000
30 Yr Pass Thru Ctf	6.500	07-01-36	AAA	4,808	4,880,757
30 Yr Pass Thru Ctf	6.500	02-01-37	AAA	9,117	9,254,918
30 Yr Pass Thru Ctf	6.000	01-01-34	AAA	1,601	1,599,410
30 Yr Pass Thru Ctf	6.000	09-15-34	AAA	10,000	9,987,500
30 Yr Pass Thru Ctf	6.000	10-01-35	AAA	1,743	1,743,075
30 Yr Pass Thru Ctf	6.000	09-01-36	AAA	7,053	7,046,851
30 Yr Pass Thru Ctf	6.000	05-01-37	AAA	1,048	1,046,630
30 Yr Pass Thru Ctf	5.500	09-15-34	AAA	12,000	11,718,744
30 Yr Pass Thru Ctf	5.500	01-01-36	AAA	3,388	3,311,632
30 Yr Pass Thru Ctf	5.500	07-01-36	AAA	8,770	8,568,483
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	10,559	10,312,179
30 Yr Pass Thru Ctf	5.500	03-01-37	AAA	7,854	7,670,549
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	7,345	7,174,037
30 Yr Pass Thru Ctf	5.500	05-01-37	AAA	6,371	6,223,948
30 Yr Pass Thru Ctf	5.000	11-01-33	AAA	13,806	13,169,977
Adj Rate Mtg (P)	5.786	12-01-35	AAA	7,194	7,181,801
Adj Rate Mtg (P)	5.492	01-01-36	AAA	6,951	6,870,329
Adj Rate Mtg (P)	5.320	12-01-35	AAA	2,401	2,361,250
Adj Rate Mtg (P)	5.298	01-01-36	AAA	12,059	11,783,443
CMO-REMIC Ser 1993-225-TK	6.500	12-25-23	AAA	5,032	5,301,592
CMO-REMIC Ser 2003-33-AC	4.250	03-25-33	AAA	2,357	2,253,873
CMO-REMIC Ser 2003-49-JE	3.000	04-25-33	AAA	2,692	2,386,798
CMO-REMIC Ser 2006-64-PC	5.500	10-25-34	AAA	3,965	3,855,872
CMO-REMIC Ser 3324-PB	5.500	06-15-30	AAA	10,988	10,919,225
Note	5.375	06-12-17	AAA	7,500	7,644,180

John Hancock
Government Income Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Government National Mortgage Assn.,
15 Yr Pass Thru Ctf	7.500	04-15-13	AAA	595	620,026
30 Yr Pass Thru Ctf	11.000	01-15-14	AAA	71	79,093
30 Yr Pass Thru Ctf	11.000	12-15-15	AAA	380	427,071
30 Yr Pass Thru Ctf	7.000	05-15-29	AAA	1,130	1,179,004

	Interest			Par value
Issuer, description, maturity date	rate			(000)	Value
Short-term investments 32.31%					$112,672,146

(Cost $112,672,146)

Joint Repurchase Agreement 15.96%					55,669,000

Joint repurchase agreement with Barclays
Plc dated 8-31-2007 at 5.100% to be
repurchased at $55,700,546 on 9-4-2007,
collateralized by $55,479,261 of U.S.
Treasury Inflation Indexed Note, 2.000%
due 1-15-2016 (valued at $56,782,380,
including interest)	5.100%			$55,669	55,669,000

				Shares

Cash Equivalents 16.35%					57,003,146

John Hancock Cash Investment Trust (T)(W)				57,003,146	57,003,146

Total investments (Cost $437,677,684) 125.55%					$437,794,813

Other assets and liabilities, net (25.55%)					($89,099,325)

Total net assets 100.00%					$348,695,488

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

John Hancock
Government Income Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available unless indicated otherwise.

(L) All or a portion of this security is on loan as of August 31, 2007.

(P) Represents rate in effect on August 31, 2007.

(T) Represents investment of securities lending collateral.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

The cost of investments owned on August 31, 2007, including short-term investments, was $437,677,684. Gross unrealized appreciation and depreciation of investments aggregated $2,804,636 and $2,687,507, respectively, resulting in net unrealized appreciation of $117,129.

Notes to Schedule of Investments - Page 1

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

Notes to Schedule of Investments - Page 2

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Notes to Schedule of Investments - Page 3

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives	**1-800-225-5291**
	EASI-Line	**1-800-338-8080**
	TDD line	**1-800-554-6713**

This report is for the information of the shareholders of John Hancock Government Income Fund.

560Q1 8/07
10/07

John Hancock

MUTUAL FUNDS

John Hancock High Yield Fund

QUARTERLY PORTFOLIO HOLDINGS

8.31.2007

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Bonds 68.07%					$968,592,313

(Cost $1,000,809,139)

Advertising 0.78%					11,152,500

Vertis, Inc.,
Gtd Sr Note Ser B	10.875%	06-15-09	CCC	$5,000	4,400,000
Sub Note (S)	13.500	12-07-09	Caa3	9,250	6,752,500

Aerospace & Defense 0.69%					9,819,074

AAR Corp.,
Note	6.875	12-15-07	BB	9,000	9,000,000
TransDigm, Inc.,
Gtd Sr Sub Note	7.750	07-15-14	B-	815	819,074

Airlines 12.71%					180,817,003

Alaska Airlines, Inc.,
Equip Trust Ctf Ser A	9.500	04-12-10	B+	4,446	4,257,426
Equip Trust Ctf Ser D	9.500	04-12-12	B+	3,748	3,493,430
American Airlines, Inc.,
Equip Trust Ser 1990-K	9.930	06-15-10	CCC+	1,500	1,492,500
Pass Thru Ctf Ser 1988-A4	10.210	01-01-10	B-	2,867	2,866,525
Pass Thru Ctf Ser 1991-B2
(S)	10.320	07-30-14	CCC+	5,081	4,979,380
Pass Thru Ctf Ser 1992-A1	8.080	09-11-11	B-	1,635	1,601,870
Pass Thru Ctf Ser 1994-A5	10.190	05-26-16	B-	4,211	4,168,890
AMR Corp.,
Conv Sr Note (S)	4.250	09-23-23	CCC+	6,900	10,375,875
Conv Sr Note	4.250	09-23-23	CCC+	14,500	21,804,375
GOL Finance,
Gtd Note (Brazil) (F)(S)	8.750	04-29-49	Ba2	12,465	12,215,700
KLM Royal Dutch Airlines NV,
Sr Sub Deb (Switzerland)
(D)(G)	2.125	12-29-49	B-	1,680	712,570
Northwest Airlines, Inc.,
Conv Sr Note (G)	8.700	11-15-23	D	35,160	3,516,000
Gtd Conv Sr Note (G)	6.625	05-15-23	D	14,500	1,360,100
Gtd Sr Note (G)	10.000	02-01-09	D	2,605	260,500
Gtd Lease Rejection Claim
Ctf (N666US) (G)	Zero	11-30-07	D	15,890	1,231,475
Stub-claim (G)	Zero	06-01-99	D	43,785	4,597,425
Stub-claim (G)	Zero	06-01-99	D	3,265	318,338
UAL Corp.,
Gtd Conv Sr Sub Note (S)	4.500	06-30-21	CCC+	27,570	41,531,448
Gtd Conv Sr Sub Note	4.500	06-30-21	CCC+	26,908	40,534,211
United Air Lines, Inc.,
Pass Thru Ctf Ser 2000-2
Class C	7.762	12-31-49	Caa2	14,059	13,004,743

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

US Airways, Inc.,
Pass Thru Ctf Ser 1998-1
Class C	6.820	01-30-14	B+	7,297	6,494,222

Auto Parts & Equipment 0.43%					6,168,275

Exide Technologies,
Sr Sec Note Ser B	10.500	03-15-13	CCC	4,800	4,632,000
Federal-Mogul Corp.,
Gtd Sr Note (G)(H)	7.500	01-15-09	D	1,885	1,536,275

Broadcasting & Cable TV 9.52%					135,443,197

Canadian Satellite Radio Holdings,
Inc.,
Sr Note (Canada) (F)(G)	12.750	02-15-14	CCC+	13,500	13,837,500
CCO Holdings, LLC/CCO Holdings
Capital Corp.,
Sr Note	8.750	11-15-13	CCC	10,000	9,800,000
Charter Communications Holdings,
LLC/Charter Communications Holdings
Capital Corp.,
Sr Disc Note	9.920	04-01-11	CCC	2,490	2,365,500
Sr Note	10.750	10-01-09	CCC	17,700	17,700,000
Charter Communications Holdings I,
LLC,
Gtd Sr Note (L)	13.500	01-15-14	CCC	5,245	4,956,524
Gtd Sr Note	12.125	01-15-15	CCC	3,050	2,729,750
Gtd Sr Note (G)	11.000	10-01-15	CCC	1,720	1,672,700
Gtd Sr Note	9.920	04-01-14	CCC	4,486	3,768,240
Gtd Sr Sec Note	11.000	10-01-15	CCC	21,209	20,784,820
Charter Communications Holdings II,
LLC/Charter Communications II Capital
Corp.,
Sr Note	10.250	09-15-10	CCC	5,000	5,050,000
Mobile Satellite Ventures LP,
Sr Sec Disc Note, Step
Coupon (14.00%, 04-01-10)
(G)(O)(S)	Zero	04-01-13	CCC	3,600	2,268,000
Nexstar Finance, Inc.,
Sr Sub Note	7.000	01-15-14	CCC+	4,200	3,969,000
Pegasus Satellite Communications,
Inc.,
Sr Note (G)(H)(S)	11.250	01-15-10	D	10,250	7,688
XM Satellite Radio, Inc.,
Gtd Sr Note (P)	9.856	05-01-13	CCC	8,080	7,514,400
Gtd Sr Note	9.750	05-01-14	CCC	17,840	16,948,000
Sr Sec Note (G)	10.000	06-01-13	CCC+	3,000	2,865,000
XM Satellite Radio Holdings, Inc.,
Conv Sr Note	1.750	12-01-09	CCC-	20,190	17,010,075
Young Broadcasting, Inc.,
Gtd Sr Sub Note	10.000	03-01-11	CCC-	2,440	2,196,000

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Casinos & Gaming 7.03%					100,051,752

Fountainebleau Las Vegas,
Note (S)	10.250	06-15-15	CCC+	11,555	9,908,413
Sr Note (B)(G)	12.000	06-01-22	CCC+	11,065	11,065,000
Harrah's Operating Co, Inc.,
Gtd Sr Note	6.500	06-01-16	BB	3,945	3,106,688
Jacobs Entertainment, Inc.,
Gtd Sr Note	9.750	06-15-14	B-	515	513,712
Little Traverse Bay Bands of Odawa
Indians,
Sr Note (S)	10.250	02-15-14	B	7,900	7,939,500
Majestic Holdco, LLC,
Gtd Sr Sec Note, Step
Coupon (12.50%,
10-15-08) (O)(S)	Zero	10-15-11	CCC+	10,000	7,125,000
Majestic Star Casino, LLC,
Gtd Sr Sec Note	9.500	10-15-10	B+	12,665	12,411,700
Majestic Star Casino, LLC/Majestic
Star Casino Capital II, LLC,
Sr Note	9.750	01-15-11	CCC+	8,675	7,373,750
Mandalay Resort Group,
Sr Sub Note	9.375	02-15-10	B+	50	52,250
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B	9.750	04-01-10	B	350	353,500
Gtd Sr Sub Note Ser B	9.000	06-01-12	B-	2,850	2,850,000
Seminole Hard Rock Entertainment,
Sr Sec Note (P)(S)	7.860	03-15-14	BB	2,850	2,764,500
Shingle Springs Tribal Gaming
Authority,
Sr Note (S)	9.375	06-15-15	B	3,865	3,807,025
Silver Slipper Casino,
Note (B)(G)	13.000	12-17-09	Caa1	4,373	4,467,729
Trump Entertainment Resorts, Inc.,
Gtd Sr Sec Note	8.500	06-01-15	B	21,895	17,844,425
Turning Stone Resort & Casino,
Sr Note (S)	9.125	09-15-14	B+	2,090	2,110,900
Waterford Gaming, LLC,
Sr Note (S)	8.625	09-15-12	BB-	6,233	6,357,660

Commercial Printing 1.34%					19,084,331

Quebecor World Capital Corp.,
Gtd Sr Note (Canada) (F)	6.125	11-15-13	B	13,200	11,451,000
Gtd Sr Note (Canada) (F)	4.875	11-15-08	B	6,145	5,968,331
Sr Note (Canada) (F)(S)	8.750	03-15-16	B	1,850	1,665,000

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Commodity Chemicals 0.59%					8,437,855

Applied Extrusion Technologies, Inc.,
Sr Note (B)(G)(L)(S)	12.000	03-15-12	CCC+	536	493,455
Braskem SA,
Note (Brazil) (F)(S)	11.750	01-22-14	BB	5,600	6,692,000
Sterling Chemicals, Inc.,
Gtd Sr Sec Note (S)	10.250	04-01-15	B-	1,240	1,252,400

Diversified Commercial & Professional Services 0.78%					11,136,895

MSX International, Inc.,
Gtd Sr Sec Note (S)	12.500	04-01-12	CCC+	4,230	4,103,100
Muzak, LLC/Muzak Finance Corp.,
Gtd Sr Sub Note	9.875	03-15-09	CCC-	7,346	7,033,795

Diversified Metals & Mining 0.70%					9,906,522

Katanga Mining Ltd.,
Sr Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,171	2,078,191
Sub Note (Canada) (D)(G)	14.000	11-30-13	Caa1	2,000	1,914,449
New Gold, Inc.,
Sr Note (Canada) (D)(G)	10.000	06-28-17	B	7,820	5,913,882

Drug Retail 0.66%					9,362,250

Duane Reade, Inc.,
Sr Sub Note	9.750	08-01-11	CC	9,855	9,362,250

Electric Utilities 0.65%					9,194,150

Orion Power Holdings, Inc.,
Sr Note	12.000	05-01-10	B	8,435	9,194,150

Environmental & Facilities Services 0.16%					2,236,250

Blaze Recycling & Metals, Inc.,
Sr Sec Note (S)	10.875	07-15-12	B	1,960	1,935,500
Casella Waste Systems, Inc.,
Sr Sub Note	9.750	02-01-13	B	300	300,750

Food Distributors 0.34%					4,811,400

Mastellone Hermanos SA,
Gtd Sr Note Ser A-2
(Argentina) (F)(G)	8.000	06-30-12	B	6,480	4,811,400

Foreign Government 3.90%					55,497,144

Brazil, Federative Republic of,
Bond (Brazil) (D)	12.500	01-05-16	BB+	96,290	55,497,144

Forest Products 0.08%					1,105,325

Tembec Industries, Inc.,
Gtd Sr Note (Canada) (F)	8.500	02-01-11	CCC-	2,470	1,105,325

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Health Care Facilities 0.70%					9,994,063

Community Health Systems, Inc.,
Sr Note (S)	8.875	07-15-15	B-	750	749,063
HealthSouth Corp.,
Gtd Sr Note (P)	11.409	06-15-14	CCC+	5,000	5,125,000
Gtd Sr Note	10.750	06-15-16	CCC+	4,000	4,120,000

Health Care Services 0.44%					6,207,500

Alliance Imaging, Inc.,
Sr Sub Note	7.250	12-15-12	B-	6,500	6,207,500

Home Furnishings 0.00%					0

Imperial Home Decor Group, Inc.,
Gtd Sr Sub Note Ser B
(B)(G)(H)	Zero	03-15-08	D	4,875	0

Housewares & Specialties 0.71%					10,134,625

Vitro SA de CV,
Sr Note (Mexico) (F)	11.750	11-01-13	B	2,950	3,156,500
Sr Note (Mexico) (F)(S)	9.125	02-01-17	B	7,250	6,978,125

Insurance Brokers 0.00%					50,000

SIG Capital Trust I,
Gtd Trust Preferred
Security (B)(H)	9.500	08-15-27	D	5,000	50,000

Integrated Telecommunication Services 0.58%					8,251,950

West Corp.,
Gtd Sr Sub Note	11.000	10-15-16	B-	8,130	8,251,950

Leisure Facilities 0.13%					1,850,000

AMC Entertainment, Inc.,
Sr Sub Note	8.000	03-01-14	CCC+	2,000	1,850,000

Metal & Glass Containers 0.40%					5,722,215

BWAY Corp.,
Gtd Sr Sub Note	10.000	10-15-10	B-	5,185	5,288,700
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note	8.250	05-15-13	B	300	307,500
Gtd Sr Sec Note	8.875	02-15-09	BB	124	126,015

Movies & Entertainment 0.37%					5,224,550

Cinemark, Inc.,
Sr Disc Note, Step Coupon
(9.75%, 03-15-09) (O)	Zero	03-15-14	CCC+	3,110	2,876,750
Marquee Holdings, Inc.,
Sr Disc Note Ser B, Step
Coupon (12.00%,
08-16-09) (O)	Zero	08-15-14	CCC+	2,795	2,347,800

Oil & Gas Exploration & Production 0.40%					5,718,750

McMoRan Exploration Co.,
Conv Sr Note (G)(S)	6.000	07-02-08	B-	4,500	5,146,875
Conv Sr Note (G)	6.000	07-02-08	B-	500	571,875

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Other Diversified Financial Services 0.89%					12,692,753

Buffalo Thunder Development
Authority,
Sr Sec Note (S)	9.375	12-15-14	B	5,485	5,155,900
FDR Management, LLC,
Note (B)(G)	16.000	05-31-12	B	8,289	7,536,853

Packaged Foods & Meats 0.85%					12,118,900

ASG Consolidated, LLC/ASG Finance,
Inc.,
Sr Disc Note, Step Coupon
(11.50%, 11-01-08) (O)	Zero	11-01-11	B-	4,115	3,785,800
Minerva Overseas Ltd.,
Gtd Note (Cayman Islands)
(F)(S)	9.500	02-01-17	B	8,865	8,333,100

Paper Packaging 1.77%					25,182,338

Clondalkin Acquisition BV,
Gtd Sr Sec Note
(Netherlands) (F)(P)(S)	7.359	12-15-13	B+	1,250	1,187,500
Graphic Packaging International,
Inc.,
Sr Sub Note	9.500	08-15-13	B-	6,000	6,060,000
Jefferson Smurfit Corp.,
Gtd Sr Note	8.250	10-01-12	CCC+	2,800	2,737,000
Stone Container Corp.,
Sr Note	8.375	07-01-12	CCC+	300	294,000
Sr Note	8.000	03-15-17	CCC+	11,290	10,767,838
Stone Container Finance Co. of Canada
II,
Gtd Sr Note (Canada) (F)	7.375	07-15-14	CCC+	2,500	2,350,000
U.S. Corrugated, Inc.,
Sr Sec Note	10.000	06-01-13	B	1,900	1,786,000

Paper Products 1.90%					26,976,770

Abitibi-Consolidated Co. of Canada,
Gtd Sr Note (Canada) (F)	8.375	04-01-15	B	3,715	2,916,275
Abitibi-Consolidated of Canada, Inc.,
Deb (Canada) (F)	8.850	08-01-30	B	3,000	2,280,000
Deb (Canada) (F)	7.400	04-01-18	B	3,500	2,537,500
Gtd Sr Note (Canada) (F)	6.000	06-20-13	B	4,880	3,611,200
Advance Agro Capital BV,
Gtd Sr Note (Thailand) (F)	13.000	11-15-07	B-	7,000	7,000,000
APP Finance (II) Mauritius Ltd.,
Gtd Bond (Mauritius)
(F)(G)(H)	12.000	12-29-49	D	7,500	18,750
Newark Group, Inc.,
Sr Sub Note	9.750	03-15-14	B-	4,725	4,441,500
Pope & Talbot, Inc.,
Deb	8.375	06-01-13	CC	1,561	928,795
Sr Note	8.375	06-01-13	CC	5,450	3,242,750

Personal Products 0.01%					79,375

Global Health Sciences, Inc.,
Gtd Sr Note (B)(G)(H)	Zero	05-01-08	D	3,175	79,375

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Photographic Products 0.01%					157,500

PCA, LLC/PCA Finance Corp.,
Gtd Sr Note (G)(H)	Zero	08-01-09	D	3,000	157,500

Publishing 0.68%					9,741,688

Idearc, Inc.,
Gtd Sr Note	8.000	11-15-16	B+	9,865	9,741,688

Real Estate Management & Development 0.33%					4,665,768

Realogy Corp.,
Sr Note REIT (S)	10.500	04-15-14	B-	3,480	2,931,900
Sr Sub Note REIT (S)	12.375	04-15-15	B-	2,355	1,733,868

Specialized Finance 1.36%					19,415,970

CCM Merger, Inc.,
Note (S)	8.000	08-01-13	CCC+	10,405	9,936,775
UCAR Finance, Inc.,
Gtd Sr Note (L)	10.250	02-15-12	B	9,071	9,479,195

Specialty Chemicals 1.47%					20,853,625

American Pacific Corp.,
Gtd Sr Note	9.000	02-01-15	B	20,345	20,853,625

Steel 1.36%					19,339,216

LTV Corp. (The),
Gtd Sr Sub Note (B)(G)(H)	11.750	11-15-09	D	9,700	14,550
WCI Steel Acquisition, Inc.,
Sr Sec Note (G)	8.000	05-01-16	B+	19,325	19,324,666

Thrifts & Mortgage Finance 4.09%					58,242,963

American Home Mortgage Assets,
CMO-REMIC Ser 2006-6-XP IO	1.812	12-25-46	AAA	82,557	4,127,839
Countrywide Alternative Loan Trust,
CMO-REMIC Ser 2006-OA12-X
IO	2.404	09-20-46	AAA	221,333	10,305,822
DB Master Finance, LLC,
Sub Bond Ser 2006-1-M1 (S)	8.285	06-20-31	BB	4,430	4,553,389
Dominos Pizza Master Issuer, LLC,
Sub Bond Ser 2007-1-M1 (S)	7.629	04-25-37	BB	12,710	12,242,412
Global Tower Partners Acquisition
Partners, LLC,
CMO-REMIC Sub Bond
Ser 2007-1A-G (S)	7.870	05-15-37	B2	1,945	1,810,212
HarborView Mortgage Loan Trust,
CMO-REMIC Ser 2006-4-X1 IO	2.086	05-19-47	AAA	178,950	7,605,367
SBA CMBS Trust,
CMO-REMIC Sub Bond
Ser 2006-1A-H (O)(S)	7.389	11-15-36	Ba3	5,460	5,200,552
CMO-REMIC Sub Bond
Ser 2006-1A-J (O)(S)	7.825	11-15-36	B1	4,045	3,783,365

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Washington Mutual, Inc.,
CMO-REMIC
Ser 2007-OA5-1XPP IO	0.558	06-25-47	Aaa	263,861	3,252,082
CMO-REMIC
Ser 2006-AR8-CX2P IO	1.804	10-25-46	AAA	147,915	5,361,923

Tobacco 1.11%					15,835,618

Alliance One International, Inc.,
Gtd Sr Note	11.000	05-15-12	B	3,850	4,023,250
Gtd Sr Note (S)	8.500	05-15-12	B	3,160	3,144,200
North Atlantic Holdings, Inc.,
Sr Disc Note, Step Coupon
(12.25%, 03-01-08) (G)(O)	Zero	03-01-14	Ca	1,300	949,000
North Atlantic Trading Co., Inc.,
Sr Note (G)	10.000	03-01-12	Caa3	8,390	7,719,168

Transportation 1.00%					14,190,638

Travelport, LLC,
Gtd Sr Note	9.875	09-01-14	CCC+	14,085	14,190,638

Water Utilities 0.44%					6,225,000

Compania de Saneamento Basico do
Estado de Sao Paulo,
Note (Brazil) (F)(S)	12.000	06-20-08	BB-	6,000	6,225,000

Wireless Telecommunication Services 6.71%					95,496,615

American Cellular Corp.,
Sr Note Ser B	10.000	08-01-11	CCC	1,205	1,250,188
Centennial Communications Corp.,
Sr Note (P)	11.110	01-01-13	CCC+	11,420	11,705,500
Sr Note	10.000	01-01-13	CCC+	4,705	4,916,725
Digicel Group, Ltd.,
Sr Note (Bermuda) (F)(S)	8.875	01-15-15	Caa2	3,470	3,170,886
Dobson Cellular Systems, Inc.,
Gtd Sr Sec Note	9.875	11-01-12	B-	3,375	3,628,125
Gtd Sr Sec Note	8.375	11-01-11	B+	1,275	1,348,313
Gtd Sr Sec Note Ser B	8.375	11-01-11	B+	1,860	1,966,950
Dobson Communications Corp.,
Sr Note	8.875	10-01-13	CCC	33,140	35,045,550
Grupo Iusacell SA de CV,
Sr Sec Note (Mexico)
(F)(G)(S)	10.000	12-31-13	CCC-	3,192	3,064,311
Rural Cellular Corp.,
Sr Sub Note (P)	11.106	11-01-12	CCC	6,150	6,334,500
Sr Sub Note (P)(S)	8.360	06-01-13	CCC	18,530	18,900,600
Terrestar Networks, Inc.,
Sr Sec Note (G)(S)	15.000	02-15-14	CCC	3,995	4,164,967

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Defaulted bonds beyond maturity date (X) 0.21%					$3,013,519

(Cost $29,079,904)

Airlines 0.06%					790,000

Northwest Airlines, Inc.,
Gtd Note (G)(H)	8.700	03-15-07	D	7,900	790,000

Broadcasting & Cable TV 0.00%					61,019

Pegasus Satellite Communications,
Inc.,
Sr Disc Note (G)(H)	13.500	03-01-07	D	9,200	46,000
Sr Note (G)(H)	12.375	08-01-06	D	6,500	4,875
Xanadoo Co.,
Sr Note Ser B (G)(H)	12.500	08-01-07	D	13,525	10,144

Paper Products 0.15%					2,162,500

Indah Kiat Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius)
(F)(G)(H)	10.000	07-01-07	D	6,000	600,000
Indah Kiat International Finance Co.,
Gtd Sec Note Ser C
(Netherlands) (F)(G)(H)	12.500	06-15-06	D	2,500	1,225,000
Tjiwi Kimia Finance Mauritius Ltd.,
Gtd Sr Note (Mauritius)
(F)(G)(H)	10.000	08-01-04	D	1,500	75,000
Sr Note (Netherlands)
(F)(G)(H)	13.250	08-01-01	D	5,250	262,500

Issuer				Shares	Value
Common stocks 16.19%					$230,429,103

(Cost $240,130,422)

Airlines 5.33%					75,795,350

Air France-KLM, ADR (France) (F)				100,000	4,157,000
ATA Holdings Corp. (I)				382,783	4,473,976
Northwest Airlines, Inc. (I)				3,227,531	59,967,525
Pinnacle Airlines Corp. (I)				439,100	7,196,849

Aluminum 0.01%					129,789

Golden Northwest Aluminum, Inc.
(Class A) (B)(I)				43	289
Golden Northwest Aluminum, Inc.
(Class B) (B)(I)				19,271	129,500

Broadcasting & Cable TV 3.98%					56,713,198

Adelphia Communications Corp. (Escrow
Account) (I)				8,975	1,608,025
Canadian Satellite Radio Holdings,
Inc. (Class A) (Canada) (F)(I)				499,771	2,362,202
Charter Communications, Inc.
(Class A) (I)				1,700,000	4,726,000
Comcast Corp. (Special Class A) (I)				765,000	19,782,900
Granite Broadcasting Corp. (I)				11,688	374,016
Time Warner Cable, Inc. (Class A) (I)				173,521	6,368,221
WorldSpace, Inc. (Class A) (I)				30,000	140,700
XM Satellite Radio Holdings, Inc.
(Class A) (I)				1,712,200	21,351,134

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Casinos & Gaming 0.81%		11,544,032

Fountainebleau Las Vegas (B)(I)	249,211	2,990,532
Gabrielino Tribal Gaming Authority
(Execution Investment) (B)(I)	90,000	90,000
Gabrielino Tribal Gaming Authority
(Gaming Revenue Investment) (B)(I)	125,000	125,000
Isle of Capris Casinos, Inc. (I)(U)	450,000	8,338,500

Commodity Chemicals 0.07%		968,468

Applied Extrusion Technologies, Inc.
(Class A) (I)(L)	51,082	968,468

Diversified Commercial & Professional Services 0.05%		748,958

FDR Management Group, LLC (B)(I)	2,129,596	748,958

Diversified Metals & Mining 1.89%		26,901,057

Freeport-McMoRan Copper & Gold, Inc.
(Class B)	307,722	26,901,057

Electric Utilities 0.00%		0

Mirant Corp. (B)(I)	10,500,000	0

Environmental & Facilities Services 1.01%		14,386,899

Allied Waste Industries, Inc. (I)	950,141	12,133,301
Kaiser Group Holdings, Inc.	81,949	2,253,598

Food Distributors 0.00%		188

RAB Holdings, Inc. (B)(I)	188	188

Industrial Machinery 0.00%		0

Glasstech, Inc. (Class B) (B)(I)(W)	4,430	0
Glasstech, Inc. (Class C) (B)(I)	10	0

Integrated Telecommunication Services 0.70%		9,904,144

Chunghwa Telecom Co., Ltd., ADR
(Taiwan) (F)	565,305	9,904,144

Marine 0.16%		2,350,800

Paragon Shipping, Inc. (Greece)
(F)(I)(S)	180,000	2,350,800

Oil & Gas Exploration & Production 0.49%		6,994,515

Dominion Petroleum Ltd.
(Bermuda) (F)(I)	4,060,463	3,284,250
Po Valley Energy Ltd.
(Australia) (F)(I)	3,100,000	3,710,265

Other Diversified Financial Services 0.05%		697,767

Adelphia Contingent Value Vehicle,
Ser ACC-1 (I)	8,722,093	697,767

Paper Products 0.13%		1,885,850

APP China Group Ltd. (Bermuda) (F)(I)	37,717	1,885,850

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Publishing 0.40%			5,652,500

MediaNews Group, Inc. (I)		29,750	5,652,500

Specialty Chemicals 0.22%			3,117,775

American Pacific Corp. (I)		200,500	3,117,775

Wireless Telecommunication Services 0.89%			12,637,813

Sprint Nextel Corp.		633,751	11,990,569
USA Mobility, Inc.		35,081	647,244
		Par value
Issuer, description		(000)	Value
Lessor equipment trust certificates 0.00%			$6,061

(Cost $0)

Airlines 0.00%			6,061

US Airways, Inc.,
Lessor Equip Trust Ctf (N436US)
(N437US) (N528US) (N651US)
(N652US) (B)(H)		$606	6,061
	Credit
Issuer, description	rating (A)	Shares	Value
Preferred stocks 6.51%			$92,650,189
(Cost $73,300,175)

Broadcasting & Cable TV 0.46%			6,561,650

Pegasus Satellite Communications,
Inc., 12.75%, Ser B (G)(H)	D	4,831	0
Xanadoo, 6.50%, Ser C (G)(H)	D	345,350	6,561,650

Diversified Metals & Mining 2.10%			29,938,965

Freeport McMoRan Copper & Gold, Inc.,
6.75%, Conv	B+	225,750	29,938,965

Food Distributors 0.72%			10,285,717

RAB Holdings, Inc., 11.00%, Ser C
(B)(G)(I)	D	79	11,850

Forest Products 0.00%			0

TimberWest Forest Corp., Unit (Common
Stock, Preferred Shares & Sub Note)
(Canada) (F)(G)	B-	729,900	10,273,867

Industrial Machinery 0.17%			2,374,759

Glasstech, Inc., 12.75%, Ser B (B)(G)	B	4,475	2,231,146
Glasstech, Inc., Ser A (B)(G)(I)	B	144	143,613
Glasstech, Inc., Ser C (B)(G)(I)	B	11	0

Marine 0.00%			0

Pacific & Atlantic Holdings, Inc.
(B)(G)(I)	CCC	99,231	0

Wireless Telecommunication Services 3.06%			43,489,098

Rural Cellular Corp., 12.25%,
Payment-In-Kind	D	34,861	43,489,098

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Maturity	Credit	Par value
Issuer, description	rate	date	rating (A)	(000)	Value
Tax-exempt long-term bonds 0.17%					$2,350,180
(Cost $2,000,000)

Other Revenue 0.17%					2,350,180

Dallas-Fort Worth Texas International
Airport Facility Improvement Corp.,
Rev Ref Airport Facil Imp	9.125%	05-01-29	CCC+	$2,000	2,350,180

			Credit	Par value
Issuer, description, maturity date			rating (A)	(000)	Value
Tranche loans 4.72%					$67,179,984

(Cost $71,417,839)

Airlines 1.03%					14,695,261

Delta Air Lines, Inc.,
Tranche (2nd Lien Fac),
04-30-14 (G)			B	$5,000	4,795,000
Tranche A (Fac LN329495),
04-30-12			BB-	7,475	7,101,203
United Air Lines, Inc.,
Tranche B (Fac LN316631),
02-01-14			BB-	2,985	2,799,058

Apparel, Accessories & Luxury Goods 0.61%					8,689,036

Hanesbrands, Inc.,
Tranche B (Fac LN284920),
09-05-13			BB	5,983	5,803,958
Tranche B (Fac LN28492),
08-03-12 (G)			BB	500	485,078
HBI Branded Apparel Ltd., Inc.,
Tranche (2nd Lien Fac),
04-15-14			B	2,500	2,400,000

Casinos & Gaming 0.37%					5,262,450

Cannery Casino Resorts, LLC,
Tranche (2nd Lien Fac),
01-07-13 (G)			B-	2,500	2,368,750
Tranche A (Fac LN252037),
01-05-11 (G)			B-	2,953	2,893,700

Diversified Metals & Mining 0.56%					7,926,471

Thompson Creek Metals Co.,
Tranche A (1st Lien Note), 11-01-12 (B)(G)			B	7,926	7,926,471

Education Services 0.41%					5,841,543

Riverdeep Interactive Learning Ltd.,
Tranche B (Fac LN304747), 11-28-13			B	5,970	5,841,543

Hotels, Resorts & Cruise Lines 0.21%					2,925,000

East Valley Tourist Development
Authority,
Tranche (Fac LN5501750), 08-06-12 (G)			B3	2,925	2,925,000

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

Integrated Telecommunication Services 0.20%			2,866,777

American Cellular Corp.,
Tranche B (Fac LN324018),
03-15-14	B-	998	986,777
Local TV on Satellite, LLC,
Tranche B (Fac LN331268),
05-07-13	B+	2,000	1,880,000

Publishing 1.33%			18,973,446

Star Tribune Co.,
Tranche (2nd Lien Fac),
03-01-15 (G)	B+	1,275	841,500
Tranche T1 (1st Lien Note
Fac LN321132), 03-01-14 (G)	B+	7,675	6,590,638
Tranche T1 (Fac LN321132),
03-01-14 (G)	B+	3,175	2,726,531
Tribune Co.,
Tranche B (Fac LN330914), 05-17-14	BB	9,730	8,814,777

Issuer		Shares	Value
Warrants 0.22%			$3,167,211

(Cost $7,721,193)

Airlines 0.08%			1,113,919

Air France-KLM (France) (F)(I)		107,625	1,113,919

Broadcasting & Cable TV 0.01%			94,673

Granite Broadcasting Corp.
(Class A) (I)		29,220	87,660
XM Satellite Radio, Inc. (I)		9,350	7,013

Casinos & Gaming 0.00%			0

Silver Slipper Casino (B)(I)		1,929	0

Diversified Metals & Mining 0.12%			1,763,482

Doe Run Resources Corp. (B)(I)		1	0
Katanga Mining Ltd. (Canada) (F)(I)		80,000	839,438
New Gold, Inc. (Canada) (F)(I)		782,000	924,044

Food Retail 0.00%			1,896

Pathmark Stores, Inc. (I)		62,796	1,896

Marine 0.01%			192,960

Paragon Shipping, Inc. (Greece) (F)(I)		36,000	192,960

Restaurants 0.00%			0

Planet Hollywood International, Inc.
(B)(I)		2,816	0

Textiles 0.00%			281

HF Holdings, Inc. (B)(I)		28,092	281

John Hancock
High Yield Fund
Securities owned by the Fund on
August 31, 2007 (unaudited)

	Interest	Par value
Issuer, description, maturity date	rate	(000)	Value
Short-term investments 2.70%			$38,323,644

(Cost $38,323,644)

Joint Repurchase Agreement 2.28%			32,386,000

Joint Repurchase Agreement with
Barclays Plc dated 8-31-2007
at 5.100% to be repurchased
at $32,404,352 on 9-04-2007,
collateralized by $32,275,617 of U.S.
Inflation Indexed Treasury Note,
2.000% due 1-15-2016 (valued
at $33,033,720, including interest)	5.100%	$32,386	32,386,000
		Shares
Cash Equivalents 0.42%			5,937,644

John Hancock Cash Investment Trust
(T)(W)		5,937,644	5,937,644

Total investments (Cost $1,462,782,316) 98.79%			$1,405,712,204

Other assets and liabilities, net 1.21%			$17,200,660

Total net assets 100.00%			$1,422,912,864

The percentage shown for each
investment category is the total value of
that category as a percentage of the net
assets of the Fund.

John Hancock
High Yield Fund
Notes to Schedule of Investments
August 31, 2007 (unaudited)

ADR American depositary receipt.

IO Interest only (carries notional principal amount).

REIT Real Estate Investment Trust

(A) Credit ratings are unaudited and are rated by Moody's Investors Service where Standard & Poor's ratings are not available, unless indicated otherwise.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees. These securities amounted to $38,110,851 or 2.68% of the Fund's net assets as of August 31, 2007.

(D) Par value of foreign bonds is expressed in local currency, as shown parenthetically in security description.

(F) Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer; however, security is U.S. dollar-denominated.

(G) Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(I) Non-income-producing security.

(L) All or a portion of this security is on loan as of August 31, 2007.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(P) Represents rate in effect on August 31, 2007.

(S) This security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $245,048,844 or 17.22% of the Fund's net assets as of August 31, 2007.

(T) Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. See the additional information on the outstanding written options in the table following these footnotes.

(W) Issuer is an affiliate of John Hancock Advisers, LLC.

(X) Non-income-producing, issuers are in bankruptcy and are in default of interest payments. The aggregate value of these bonds is $3,013,519 or 0.21% of the Fund's net assets as of August 31, 2007.

The cost of investments owned on August 31, 2007, including short-term investments, was $1,462,782,316. Gross unrealized appreciation and depreciation of investments aggregated $120,111,720 and $177,181,832, respectively, resulting in net unrealized depreciation of $57,070,112.

Notes to Schedule of Investments - Page 1

John Hancock
High Yield Fund
Interest rate swap contracts
August 31, 2007 (unaudited)

	Rate type

Notional	Payments made	Payments received		Termination
amount	by Fund	by Fund		date	Counterparty	Appreciation

$5,000,000	3-month LIBOR	5.413%	(a)	Jun-14	Morgan Stanley	$95,434
5,600,000	3-month LIBOR	5.451	(a)	May-13	Morgan Stanley	123,229

						$218,663

(a) Fixed rate

Interest rate swap contracts

John Hancock
High Yield Fund
Credit default swap contracts
August 31, 2007 (unaudited)

			(Pay)/			Unrealized
	Notional	Buy/Sell	Received	Terminiation		Appreciation
Issuer	Amount	Protection	Fixed Rate	Date	Counterparty	(Depreciation)

Abitibi-Consolidated, Inc.	$3,000,000	Sell	8.00%	Sep-12	Morgan Stanley	($121,212)
American Airlines, Inc.	3,000,000	Sell	6.06	Sep-12	Morgan Stanley	44,661
BoWater, Inc.	3,000,000	Sell	7.00	Sep-12	Morgan Stanley	(141,635)

						($218,186)

Credit default swap contracts

John Hancock
High Yield Fund
Forward foreign currency exchange contracts
August 31, 2007 (unaudited)

			Unrealized
	Principal amount		Appreciation
Currency	covered by contract	Settlement Date	(depreciation)

SELLS
Australian Dollar	$5,115,000	Sep-07	$99,307
Canadian Dollar	$7,820,000	Sep-07	($25,768)
Canadian Dollar	$7,680,000	Sep-07	($60,277)
Canadian Dollar	$525,000	Sep-07	($5,759)
Canadian Dollar	$670,000	Sep-07	$1,944
Pound Sterling	$2,400,000	Sep-07	($103,778)
Swiss Franc	$900,000	Sep-07	($16,565)

			($110,896)

Forward foreign currency exchange contracts

John Hancock
High Yield Fund
Summary of written options outstanding on
August 31, 2007 (unaudited)

	Number of	Exercise	Expiration
Name of issuer	contracts	price	date	Value

CALLS
Isle of Capris Casinos, Inc.	136	$30	10-22-07	$30,192

				$30,192

Written options for the three months ended August 31, 2007 were as follows:

	NUMBER OF CONTRACTS	PREMIUMS RECEIVED

Outstanding, beginning of period	6,500	$2,005,123
Options written	136	30,192
Options closed	(170)	(52,188)
Options expired	(2,000)	(886,383)
Options exercised	(4,330)	(1,066,552)

Outstanding, end of period	136	$30,192

Summary of written options

Notes to portfolio of investments

Security valuation

The net asset value of the common shares of the Fund is determined daily as of the close of the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. Short-term debt investments that have a remaining maturity of 60 days or less are valued at amortized cost, and thereafter assume a constant amortization to maturity of any discount or premium, which approximates market value. Investments in John Hancock Cash Investment Trust (JHCIT), an affiliate of John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation (MFC), are valued at their net asset value each business day. All other securities held by the Fund are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) as of the close of business on the principal securities exchange (domestic or foreign) on which they trade or, lacking any sales, at the closing bid price. Securities traded only in the over-the-counter market are valued at the last bid price quoted by brokers making markets in the securities at the close of trading. Securities for which there are no such quotations, principally debt securities, are valued based on the valuation provided by an independent pricing service, which utilizes both dealer-supplied and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data.

Other assets and securities for which no such quotations are readily available are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. Generally, trading in non-U.S. securities is substantially completed each day at various times prior to the close of trading on the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are generally determined as of such times. Occasionally, significant events that affect the values of such securities may occur between the times at which such values are generally determined and the close of the NYSE. Upon such an occurrence, these securities will be valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees.

Joint repurchase agreement

Pursuant to an exemptive order issued by the SEC, the Fund, along with other registered investment companies having a management contract with John Hancock Advisers, LLC (the Adviser), a wholly owned subsidiary of John Hancock Financial Services, Inc., a subsidiary of Manulife Financial Corporation, may participate in a joint repurchase agreement transaction. Aggregate cash balances are invested in one or more large repurchase agreements, whose underlying securities are obligations of the U.S. government and/or its agencies. The Fund’s custodian bank receives delivery of the underlying securities for the joint account on the Fund’s behalf. The Adviser is responsible for ensuring that the agreement is fully collateralized at all times.

Foreign currency translation

All assets or liabilities initially expressed in terms of foreign currencies are translated into U.S. dollars based on London currency exchange quotations as of 4:00 P.M., London Time, on the date of any determination of the net asset value of the Fund. Transactions affecting statement of operations accounts and net realized gain (loss) on investments are translated at the rates prevailing at the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign currency exchange gains or losses arise from sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar

Notes to Schedule of Investments - Page 2

equivalent of the amounts actually received or paid. Net unrealized foreign currency exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

Options

The Fund may enter into option contracts. Listed options will be valued at the last quoted sales price on the exchange on which they are primarily traded. Over-the-counter options are valued at the mean between the last bid and asked prices. Upon the writing of a call or put option, an amount equal to the premium received by the Fund will be included in the Fund’s Statement of Assets and Liabilities as an asset and corresponding liability. The amount of the liability will be subsequently marked to market to reflect the current market value of the written option.

The Fund may use option contracts to manage its exposure to the price volatility of financial instruments. Writing puts and buying calls will tend to increase the Fund’s exposure to the underlying instrument, and buying puts and writing calls will tend to decrease the Fund’s exposure to the underlying instrument, or hedge other Fund investments.

The maximum exposure to loss for any purchased options will be limited to the premium initially paid for the option. In all other cases, the face (or notional) amount of each contract at value will reflect the maximum exposure of the Fund in these contracts, but the actual exposure will be limited to the change in value of the contract over the period the contract remains open.

Risks may also arise if counterparties do not perform under the contract’s terms (credit risk) or if the Fund is unable to offset a contract with a counterparty on a timely basis (liquidity risk). Exchange-traded options have minimal credit risk as the exchanges act as counterparties to each transaction, and only present liquidity risk in highly unusual market conditions. To minimize credit and liquidity risks in over-the-counter option contracts, the Fund continuously monitors the creditworthiness of all its counterparties.

At any particular time, except for purchased options, market or credit risk may involve amounts in excess of those reflected in the Fund’s Statement of Assets and Liabilities.

Securities lending

The Fund may lend securities in amounts up to 331/3% of the Fund’s total assets. Such loans are callable at any time and are at all times fully secured by cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities and marked-to-market on a daily basis. The Fund may bear the risk of delay in recovery of, or even of rights in, the securities loaned should the borrower of the securities fail financially. The Fund receives compensation for lending their securities either in the form of fees and/or by retaining a portion of interest on the investment of any cash received as collateral. The Fund invests the cash collateral received in connection with securities lending transactions in the JHCIT, a Delaware common law trust and an affiliated fund. JHCIT is exempt from registration under Section 3(c)(7) of the 1940 Act (pursuant to exemptive order issued by the SEC) and is managed by the Adviser, for which the Adviser receives an investment advisory fee of 0.04% of the average daily net assets of the JHCIT.

All collateral received will be in an amount equal to at least 100% of the market value of the loaned securities and is intended to be maintained at that level during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund the next business day. During the loan period, the Fund continues to retain rights of ownership, including dividends and interest of the loaned securities.

Swap contracts

The Fund may enter into swap transactions in order to hedge the value of the Fund’s portfolio against interest rate fluctuations or to enhance the Fund’s income. Interest rate swaps represent an agreement between two counterparties to exchange cash flows based on the difference in the two interest rates, applied to the notional principal amount for a specified period. The payment

Notes to Schedule of Investments - Page 3

flows are usually netted against each other, with the difference being paid by one party to the other. The Fund settles accrued net receivable or payable under the swap contracts on a periodic basis. Net upfront payments received (paid) by the Fund are included as part of unrealized appreciation/depreciation on the Statement of Operations. The Fund records changes in the value of the swaps as unrealized gains or losses on swap contracts. Net periodic payments accrued, but not yet received (paid) are included in change in the unrealized appreciation/depreciation on the Statement of Operations. Swap contracts are subject to risks related to the counterparty’s ability to perform under the contract, and may decline in value if the counterparty’s creditworthiness deteriorates. The risks may arise from unanticipated movement in interest rates. The Fund may also suffer losses if it is unable to terminate outstanding swap contracts or reduce its exposure through offsetting transactions.

Forward foreign currency contracts

The Fund may purchase and sell forward foreign currency contracts in order to hedge a specific transaction or Fund position. Forward foreign currency contracts are valued at forward foreign currency exchange rates and marked to market daily. Net realized gains (losses) on foreign currency and forward foreign currency contracts shown in the Statements of Operations include net gains or losses realized by the Fund on contracts that have matured.

The net U.S. dollar value of foreign currency underlying all contractual commitments held at the end of the period, the resulting net unrealized appreciation (depreciation) and related net receivable or payable amount are determined using forward foreign currency exchange rates supplied by a quotation service. The Fund could be exposed to risks in excess of amounts recognized on the Statements of Assets and Liabilities if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the forward foreign currency contract changes unfavorably.

Notes to Schedule of Investments - Page 4

For more information

Trustees
Ronald R. Dion, *Chairman*
James R. Boyle†
James F. Carlin
William H. Cunningham
Charles L. Ladner*
Dr. John A. Moore*
Patti McGill Peterson*
Steven R. Pruchansky

† Non-Independent Trustee
* Members of the Audit Committee

Officers
Keith F. Hartstein
President and Chief Executive Officer

Thomas M. Kinzler
Secretary and Chief Legal Officer

Francis V. Knox, Jr.
Chief Compliance Officer

Charles A. Rizzo
Chief Financial Officer

Gordon M. Shone
Treasurer

John G. Vrysen
Chief Operating Officer

Investment adviser
John Hancock Advisers, LLC
601 Congress Street
Boston, MA 02210-2805

Subadviser
MFC Global Investment
Management (U.S.), LLC
101 Huntington Avenue
Boston, MA 02199

Principal distributor
John Hancock Funds, LLC
601 Congress Street
Boston, MA 02210-2805

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Transfer agent
John Hancock Signature Services, Inc.
One John Hancock Way, Suite 1000
Boston, MA 02217-1000

Legal counsel
Kirkpatrick & Lockhart
Preston Gates Ellis LLP
One Lincoln Street
Boston, MA 02111-2950

How to contact us

Internet	www.jhfunds.com	
Mail	**Regular mail:** John Hancock Signature Services, Inc. One John Hancock Way, Suite 1000 Boston, MA 02217-1000	**Express mail:** John Hancock Signature Services, Inc. Mutual Fund Image Operations 380 Stuart Street Boston, MA 02116
Phone	Customer service representatives EASI-Line TDD line	**1-800-225-5291** **1-800-338-8080** **1-800-554-6713**

This report is for the information of the shareholders of John Hancock High Yield Fund.

570Q1 8/07
10/07

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Bond Trust

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Keith F. Hartstein
-------------------------------------
Keith F. Hartstein
President and
Chief Executive Officer

Date: October 26, 2007

By: /s/ Charles A. Rizzo
-------------------------------------
Charles A. Rizzo
Chief Financial Officer

Date: October 26, 2007